                                                         [AMERICAN EXPRESS LOGO]



                                       AMERICAN EXPRESS
                                       MONEY MARKET ACCOUNTS
                                       --------------------------------


                                                  Strategist
                                                Money Market
                                                        Fund


                                               Annual Report
                                                May 31, 2001



                                                 OFFERED BY
                                                 THE RESERVE FUNDS






        [AMERICAN EXPRESS-Registered Trademark- LOGO]

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RF/STR ANNUAL 06/01

                          STRATEGIST MONEY-MARKET FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2001

 PRINCIPAL                                                                            VALUE
  AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--43.7%                          (NOTE 1)
 ---------   ----------------------------------------------                          --------

             DOMESTIC--14.6%
$2,000,000   Comerica Bank, 4.04%, 6/19/01.....................................  $      1,999,981
 2,000,000   First Union National Bank, 4.38%, 12/05/01........................         2,000,000
                                                                                 ----------------
                                                                                        3,999,981
                                                                                 ----------------
             YANKEES--29.1%
 1,000,000   Banque Nationale de Paris, 5.09%, 8/6/01..........................         1,000,000
 1,000,000   Bayerische Hypo-und Vereinsbank, AG, 5.15%, 8/8/01................         1,000,000
 1,000,000   Commerzbank, AG, 5.14%, 8/13/01...................................         1,000,000
 1,000,000   KBC Bank, NV, 5.41%, 7/16/01......................................         1,000,000
 1,000,000   National Westminster Bank, PLC, 5.10%, 2/7/02.....................         1,000,000
 1,000,000   Norddeutsche Landesbank Girozentrale, 5.36%, 6/11/01..............         1,000,000
 1,000,000   Toronto Dominion Bank, 5.35%, 6/11/01.............................         1,000,000
 1,000,000   UBS, AG, 5.51%, 7/18/01...........................................         1,000,012
                                                                                 ----------------
                                                                                        8,000,012
                                                                                 ----------------
             Total Negotiable Bank Certificates of Deposit
             (Cost $11,999,993)................................................        11,999,993
                                                                                 ----------------
             REPURCHASE AGREEMENT--54.7%
15,000,000   Bear, Stearns & Co. Inc., 4.16%, due 6/1/01, repurchase proceeds at maturity $15,001,733 (collateralized by FGPC, 6.50%, due
             8/1/18, valued at $1,600,514, FNMS 6.50% to 9.00%, due 9/1/07 to
             2/1/31, valued at $14,158,554)....................................        15,000,000
                                                                                 ----------------
             Total Repurchase Agreement (Cost $15,000,000).....................        15,000,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $26,999,993)................      98.4%       26,999,993
                 OTHER ASSETS, LESS LIABILITIES......................       1.6           429,944
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     27,429,937
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 27,429,937 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                       GLOSSARY
FGPC    --   FHLMC Gold Mortgage-Backed Pass-Through Participation
             Certificates
FNMS    --   FNMA Mortgage-Backed Pass-Through Securities

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2001

INTEREST INCOME (Note 1).........................................  $   2,626,465
                                                                   -------------

EXPENSES (Note 2)
  Comprehensive management fee...................................        339,209
  Trustees fees..................................................          3,180
  Distribution (12b-1) fee.......................................         84,802
                                                                   -------------
    Total expenses...............................................        427,191
    Less: expenses waived (Notes 2 & 3)..........................       (254,407)
                                                                   -------------
    Net Expenses.................................................        172,784
                                                                   -------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets
  from Investment Operations.....................................  $   2,453,681
                                                                   =============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED      YEAR ENDED
                                                                    MAY 31, 2001    MAY 31, 2000
                                                                   --------------  --------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................  $   2,453,681   $   2,576,157
                                                                   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income..........................................     (2,453,681)     (2,576,157)
                                                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares...............................     62,275,241      95,253,941
  Dividends reinvested...........................................      2,453,681       2,576,157
  Cost of shares redeemed........................................    (79,602,425)   (108,152,131)
                                                                   -------------   -------------
                                                                     (14,873,503)    (10,322,033)
                                                                   -------------   -------------
  Net decrease in net assets.....................................    (14,873,503)    (10,322,033)

NET ASSETS:
  Beginning of year..............................................     42,303,440      52,625,473
                                                                   -------------   -------------
  End of year....................................................  $  27,429,937   $  42,303,440
                                                                   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into four series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. The Fund pays RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the year May 31, 2001, RMCI voluntarily waived a portion of its fee amounting to $169,830.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, the Fund may make assistance payments, at a rate of .20% per annum of the average daily net asset value, to firms (including RMCI) for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. For the year ended May 31, 2001, the Fund accrued $84,802 in distribution fees of which $84,577 was voluntarily waived by RMCI.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2001, the Fund's net assets consisted of $27,430 in par value and $27,402,507 in additional paid-in capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                          ------------------------------------------------
                                                            2001      2000      1999      1998      1997
                                                          --------  --------  --------  --------  --------
      Net asset value beginning of year.................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................    0.0579    0.0550    0.0496    0.0542    0.0552
      Less dividends from net investment income.........   (0.0579)  (0.0550)  (0.0496)  (0.0542)  (0.0552)
                                                          --------  --------  --------  --------  --------
      Net asset value end of year.......................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................      5.93%     5.50%     4.96%     5.42%     5.52%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of year (millions).................  $   27.4  $   42.3  $   52.6  $   56.3  $   99.7
      Ratio of expenses to average net assets(a)........      1.01%     1.00%     1.00%     1.00%     1.00%
      Ratio of net investment income to average net
        assets(a).......................................      5.19%     4.61%     4.24%     4.62%     4.44%

---------------

(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense and net investment income ratios amounted to:

                         FISCAL                    NET
                         YEAR         EXPENSES  INVESTMENT
                         ENDED         RATIO      INCOME
                         -----        --------  ----------

                            5/01       0.41%      5.79%
                            5/00       0.40%      5.21%
                            5/99       0.40%      4.84%
                            5/98       0.33%      5.29%
                            5/97       0.00%      5.44%

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of The Reserve Fund and the Shareholders of Strategist Money Market Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (the "Fund"; one of the four portfolios constituting The Reserve Fund) at May 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
June 27, 2001